Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Schedule of Debt Balances - Previously Reported [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Senior Secured Green Bonds	$ 166,122	$ 149,481
Senior Secured debt and promissory notes secured	32,312	13,486
Total debt	198,434	162,967
Less current maturities	(198,434)
Long term debt, net of current maturities		162,967
Current Maturities	198,434
Less current debt discount	(892)
Current Maturities net of debt discount	197,542
Long-term maturities		162,967
Less long-term debt discount		(4,272)
Long-term maturities net of debt discount		$ 158,695